Note 19 - Net Earnings (Loss) Per Common Share - Reconciliation of the Denominator Used to Calculate Earnings Per Common Share (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Net earnings (loss) attributable to Company	$ (390,338)	$ 49,074
Adjusted numerator under the If-Converted Method	$ (390,338)	$ 49,074
Shares issued and outstanding at beginning of period (in shares)	40,189,436	39,845,211
Issued during the period (in shares)	2,730,653	140,657
Weighted average number of shares used in computing basic earnings per share (in shares)	42,920,089	39,985,868
Assumed exercise of stock options acquired under the Treasury Stock Method (in shares)	0	193,296
Number of shares used in computing diluted earnings per share (in shares)	42,920,089	40,179,164